UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03503

UBS RMA Money Fund Inc.
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2012

Item 1.  Schedule of Investments

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—29.11%
Federal Home Loan Bank
0.175%, due 04/02/12[1]	135,000,000	135,000,000
0.280%, due 04/02/12[1]	90,000,000	90,000,000
0.065%, due 04/04/12[2]	90,000,000	89,999,675
0.090%, due 04/13/12[2]	129,000,000	128,996,453
0.045%, due 04/18/12[2]	55,000,000	54,998,900
0.100%, due 04/18/12[2]	200,000,000	199,991,111
0.050%, due 04/20/12[2]	175,000,000	174,995,625
0.090%, due 05/01/12[2]	50,000,000	49,996,375
0.090%, due 05/04/12[2]	189,000,000	188,984,880
0.160%, due 11/01/12[2]	69,000,000	68,934,680
Federal Home Loan Mortgage Corp.*
0.040%, due 04/04/12[2]	124,750,000	124,749,723
0.193%, due 04/07/12[1]	200,000,000	199,911,412
0.105%, due 04/09/12[2]	50,000,000	49,998,979
Federal National Mortgage Association*
0.030%, due 04/17/12[2]	255,000,000	254,996,813
0.040%, due 04/27/12[2]	236,000,000	235,993,444
US Treasury Bills
0.068%, due 04/19/12[2]	611,000,000	610,975,213
0.080%, due 05/03/12[2]	100,000,000	99,993,111
0.080%, due 05/03/12[2]	50,000,000	49,996,556
0.040%, due 05/10/12[2]	160,000,000	159,993,244
0.116%, due 05/17/12[2]	180,000,000	179,973,900
0.096%, due 05/24/12[2]	330,000,000	329,954,478
US Treasury Notes
1.000%, due 04/30/12	365,000,000	365,242,658
1.375%, due 05/15/12	305,000,000	305,467,607
0.750%, due 05/31/12	225,000,000	225,190,821
1.750%, due 08/15/12	142,000,000	142,842,758
1.375%, due 09/15/12	190,000,000	191,051,333
Total US government and agency obligations (cost—$4,708,229,749)		4,708,229,749

Certificates of deposit—15.03%
Banking-non-US—15.03%
Bank of Montreal
0.150% , due 04/03/12	380,000,000	380,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.280%, due 04/09/12	50,000,000	50,000,000
0.480%, due 04/10/12	170,000,000	170,000,000
0.420%, due 04/27/12	100,000,000	100,000,347
BNP Paribas SA
0.220% , due 04/03/12	253,000,000	253,000,000
Credit Suisse First Boston
0.380% , due 04/25/12	175,000,000	175,000,000
DnB NOR Bank ASA
0.150%, due 04/03/12	100,000,000	100,000,000
0.130%, due 04/11/12	100,000,000	100,000,000
Mitsubishi UFJ Trust & Banking Corp.
0.170% , due 04/20/12	59,750,000	59,750,000
Mizuho Corporate Bank Ltd.
0.180% , due 04/09/12	165,000,000	165,000,000
National Australia Bank Ltd.
0.587% , due 04/16/12[1]	110,000,000	110,000,000
Nordea Bank Finland
0.400%, due 06/12/12	90,000,000	90,000,000
0.400%, due 06/12/12	10,000,000	10,000,000

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Royal Bank of Canada
0.325% , due 04/02/12[1]	60,000,000	60,000,000
Sumitomo Mitsui Banking Corp.
0.480%, due 04/04/12	81,400,000	81,401,265
0.140%, due 04/09/12	203,000,000	203,000,000
0.420%, due 04/19/12	178,000,000	178,000,000
Svenska Handelsbanken AB
0.310% , due 04/18/12	46,000,000	46,001,940
Swedbank AB
0.160% , due 04/11/12	100,000,000	100,000,000
Total certificates of deposit (cost—$2,431,153,552)		2,431,153,552

Commercial paper[2]—40.78%
Asset backed-banking US—1.39%
Atlantis One Funding
0.190% , due 04/16/12	225,000,000	224,983,375

Asset backed-miscellaneous—17.67%
Bryant Park Funding LLC
0.160%, due 04/09/12	65,000,000	64,997,978
0.160%, due 04/16/12	46,455,000	46,452,109
0.170%, due 04/18/12	30,000,000	29,997,733
0.170%, due 04/25/12	73,587,000	73,579,008
Chariot Funding LLC
0.130%, due 04/09/12	75,000,000	74,998,104
0.130%, due 04/12/12	50,000,000	49,998,194
0.150%, due 04/16/12	70,000,000	69,995,917
0.150%, due 04/19/12	71,460,000	71,454,938
0.150%, due 04/24/12	50,000,000	49,995,417
Fairway Finance Co. LLC
0.210% , due 04/11/12	29,892,000	29,890,431
Gotham Funding Corp.
0.180%, due 04/04/12	50,000,000	49,999,500
0.160%, due 04/17/12	47,000,000	46,996,867
0.260%, due 04/25/12	42,786,000	42,778,893
0.180%, due 04/26/12	41,162,000	41,157,061
Jupiter Securitization Co. LLC
0.250%, due 04/05/12	40,000,000	39,999,167
0.150%, due 04/09/12	100,033,000	100,030,082
0.150%, due 04/13/12	40,037,000	40,035,165
0.140%, due 04/16/12	203,078,000	203,066,943
Liberty Street Funding LLC
0.130%, due 04/02/12	90,000,000	90,000,000
0.120%, due 04/04/12	95,000,000	94,999,367
0.230%, due 04/17/12	50,000,000	49,995,208
Market Street Funding LLC
0.150%, due 04/03/12	35,011,000	35,010,854
0.140%, due 04/17/12	53,011,000	53,007,908
0.240%, due 04/20/12	50,000,000	49,994,000
0.230%, due 04/27/12	34,226,000	34,220,533
0.230%, due 05/04/12	55,049,000	55,037,746
Old Line Funding Corp.
0.210%, due 04/05/12	50,000,000	49,999,125
0.240%, due 05/22/12	29,095,000	29,085,302
0.180%, due 06/15/12	55,000,000	54,979,650
0.240%, due 07/20/12	51,000,000	50,962,940

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Regency Markets No.1 LLC
0.200%, due 04/13/12	25,000,000	24,998,472
0.210%, due 04/18/12	70,000,000	69,993,467
0.200%, due 04/19/12	69,892,000	69,885,399
0.200%, due 04/20/12	35,000,000	34,996,500
Salisbury Receivables Co. LLC
0.300%, due 04/03/12	46,000,000	45,999,617
0.190%, due 04/11/12	47,000,000	46,997,767
0.180%, due 04/12/12	25,000,000	24,998,750
0.180%, due 04/13/12	70,000,000	69,996,150
0.200%, due 04/16/12	96,000,000	95,992,533
0.200%, due 04/18/12	79,000,000	78,992,978
Sheffield Receivables Corp.
0.160%, due 04/12/12	48,500,000	48,497,844
0.450%, due 04/20/12	93,000,000	92,979,075
0.450%, due 04/24/12	93,000,000	92,974,425
0.250%, due 05/09/12	50,000,000	49,987,153
Thunderbay Funding
0.210% , due 04/24/12	38,065,000	38,060,115
Variable Funding Capital Corp.
0.190% , due 04/16/12	122,750,000	122,740,930
Victory Receivables Corp.
0.180% , due 04/18/12	76,252,000	76,245,900
		2,857,053,215
Asset backed-securities—1.73%
Argento Variable Funding Co. LLC
0.340%, due 04/05/12	50,000,000	49,998,584
0.560%, due 04/10/12	100,000,000	99,987,556
0.330%, due 04/11/12	50,000,000	49,995,875
Grampian Funding LLC
0.340%, due 04/05/12	50,000,000	49,998,583
0.530%, due 04/27/12	30,000,000	29,988,958
		279,969,556
Banking-non-US—2.70%
Barclays Bank PLC
0.220%, due 04/16/12	107,000,000	106,990,846
0.220%, due 04/25/12	50,000,000	49,992,972
Caisse Centrale Desjardins
0.155%, due 04/16/12	65,000,000	64,996,082
0.150%, due 04/20/12	32,500,000	32,497,562
0.160%, due 04/20/12	7,750,000	7,749,380
Credit Suisse
0.320% , due 05/10/12	175,000,000	174,940,889
		437,167,731
Banking-US—12.55%
Barclays US Funding Corp.
0.100% , due 04/02/12	175,000,000	175,000,000
BNP Paribas Finance
0.120% , due 04/02/12	100,000,000	100,000,000
Deutsche Bank Financial LLC
0.350%, due 04/09/12	175,000,000	174,988,090
0.570%, due 04/11/12	170,000,000	169,975,775
ING (US) Funding LLC
0.320%, due 04/02/12	100,000,000	100,000,000

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2]—(concluded)
Banking-US—(concluded)
0.580%, due 04/05/12	150,000,000	149,992,750
0.160%, due 04/09/12	85,000,000	84,997,355
0.180%, due 04/13/12	150,000,000	149,991,750
Natixis US Finance Co. LLC
0.200% , due 04/02/12	100,000,000	100,000,000
Nordea N.A., Inc.
0.140% , due 04/02/12	350,000,000	350,000,000
Rabobank USA Financial Corp.
0.500% , due 05/25/12	100,000,000	99,926,389
Societe Generale N.A., Inc.
0.170% , due 04/02/12	100,000,000	100,000,000
State Street Corp.
0.240% , due 05/11/12	175,000,000	174,954,500
Toronto-Dominion Holdings USA, Inc.
0.105% , due 04/10/12	100,000,000	99,997,667
		2,029,824,276
Beverage/bottling—1.73%
Coca-Cola Co.
0.100%, due 04/05/12	40,000,000	39,999,667
0.110%, due 04/12/12	30,000,000	29,999,083
0.110%, due 04/13/12	50,000,000	49,998,319
0.100%, due 04/16/12	50,000,000	49,998,056
0.110%, due 04/19/12	50,000,000	49,997,403
0.110%, due 04/23/12	60,000,000	59,996,150
		279,988,678
Finance-noncaptive diversified—2.11%
General Electric Capital Corp.
0.140%, due 04/16/12	101,750,000	101,744,460
0.220%, due 05/09/12	140,000,000	139,968,344
0.350%, due 07/16/12	100,000,000	99,897,917
		341,610,721
Machinery-AG & construction—0.40%
Caterpillar Financial Services Corp.
0.130% , due 04/18/12	65,000,000	64,996,244

Pharmaceuticals—0.50%
Novartis Securities Investment Ltd.
0.120%, due 04/13/12	31,400,000	31,398,849
0.120%, due 04/17/12	50,000,000	49,997,500
		81,396,349
Total commercial paper (cost—$6,596,990,145)		6,596,990,145

Short-term corporate obligations—4.95%
Banking-non-US—3.60%
Svenska Handelsbanken AB
0.090%, due 04/02/12	397,100,000	397,100,000
0.515%, due 06/09/12[1,3]	114,000,000	114,000,000
Westpac Securities NZ Ltd.
0.413% , due 04/05/12[1,3]	70,500,000	70,500,000
		581,600,000

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Short-term corporate obligations—(concluded)
Banking-US—0.43%
JPMorgan Chase Bank N.A.
0.505% , due 06/12/12[1]	70,000,000	70,000,000

Supranationals—0.92%
International Bank for Reconstruction & Development
0.125% , due 06/07/12[2]	50,000,000	49,988,541
International Finance Corp.
0.090% , due 04/10/12[2]	99,000,000	98,998,020
		148,986,561
Total short-term corporate obligations (cost—$800,586,561)		800,586,561

Repurchase agreements—9.18%
Repurchase agreement dated 03/30/12 with Bank of America Securities, 0.020% due 04/02/12, collateralized by $201,983,800 US Treasury Notes, 0.750% due 06/15/14; (value—$204,000,029); proceeds: $200,000,333	200,000,000	200,000,000
Repurchase agreement dated 03/30/12 with Bank of America Securities, 0.030% due 04/02/12, collateralized by $195,383,560 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.875% due 09/11/12 to 12/27/21, $58,275,000 Federal Farm Credit Bank obligations, 0.190% to 0.350% due 10/01/12 to 03/14/14, $142,260,000 Federal Home Loan Bank obligations, 0.190% to 3.625% due 01/09/13 to 03/05/15 and $183,729,000 Federal National Mortgage Association obligations, zero coupon to 6.000% due 08/15/12 to 04/18/36; (value—$591,600,119); proceeds: $580,001,450	580,000,000	580,000,000
Repurchase agreement dated 03/30/12 with Deutsche Bank Securities, Inc., 0.100% due 04/02/12, collateralized by $5,036,400 US Treasury Notes, 1.375% due 11/15/12; ( value — $5,100,047 ); proceeds: $5,000,042	5,000,000	5,000,000
Repurchase agreement dated 03/30/12 with Goldman Sachs & Co., 0.080% due 04/02/12, collateralized by $30,915,000 Federal Home Loan Bank obligations, 2.500% due 03/26/21, $433,073,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.500% due 12/28/12 to 09/14/17 and $218,343,000 Federal National Mortgage Association obligations, 0.375% to 5.000% due 12/28/12 to 05/11/17; (value—$714,000,378); proceeds: $700,004,667	700,000,000	700,000,000

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements—(concluded)
Repurchase agreement dated 03/30/12 with State Street Bank & Trust Co., 0.010% due 04/02/12, collateralized by $79,035 US Treasury Notes, 0.750% due 08/15/13; (value—$79,616); proceeds: $78,000	78,000	78,000
Total repurchase agreements (cost—$1,485,078,000)		1,485,078,000
Total investments (cost—$16,022,038,007 which approximates cost for federal income tax purposes) [4]—99.05%		16,022,038,007
Other assets in excess of liabilities—0.95%		153,144,184
Net assets (applicable to 16,176,476,201 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		16,175,182,191

Affiliated issuer activity

The table below details the Fund’s transaction activity in an affiliated issuer for the nine months ended March 31, 2012.

The advisor earns a management fee from UBS Private Money Market LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value at	nine months ended	nine months ended	Value at	nine months ended
Security description	06/30/11 ($)	03/31/12 ($)	03/31/12 ($)	03/31/12 ($)	03/31/12 ($)
UBS Private Money Market Fund LLC	—	321,183,260	321,183,260	—	223

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	4,708,229,749	—	4,708,229,749
Certificates of deposit	—	2,431,153,552	—	2,431,153,552
Commercial paper	—	6,596,990,145	—	6,596,990,145
Short-term corporate obligations	—	800,586,561	—	800,586,561
Repurchase agreements	—	1,485,078,000	—	1,485,078,000
Total	—	16,022,038,007	—	16,022,038,007

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	76.7
Japan	6.3
Sweden	4.1
Canada	3.4
Switzerland	2.7
United Kingdom	2.2
France	1.6
Norway	1.3
Australia	1.1
Finland	0.6
Total	100.0

Weighted average maturity - 23 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semi-annual report to shareholders dated December 31, 2011.

Portfolio footnotes

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	Variable or floating rate security. The interest rate shown is the current rate as of March 31, 2012 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
2	Rates shown are the discount rates at date of purchase.
3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.14% of net assets as of March 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Portfolio is performed in an effort to ensure that amortized cost approximates market value.

UBS RMA Money Fund Inc.

UBS RMA U.S. Government Portfolio

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—70.42%
Federal Farm Credit Bank
0.240%, due 04/02/12[1]	47,000,000	47,000,000
0.030%, due 04/09/12[2]	25,000,000	24,999,854
0.172%, due 04/11/12[1]	50,000,000	49,999,315
0.040%, due 05/11/12[2]	50,000,000	49,997,833
0.040%, due 05/17/12[2]	25,000,000	24,998,750
0.170%, due 08/31/12[2]	30,000,000	29,978,608
0.180%, due 10/12/12[2]	17,000,000	16,983,595
0.170%, due 10/29/12[2]	25,000,000	24,975,208
Federal Home Loan Bank
0.175%, due 04/02/12[1]	50,000,000	50,000,000
0.210%, due 04/02/12[1]	50,000,000	50,000,000
0.280%, due 04/02/12[1]	75,000,000	75,000,000
0.320%, due 04/02/12[1]	102,500,000	102,500,000
0.070%, due 04/04/12[2]	139,000,000	138,999,460
0.150%, due 04/16/12	50,000,000	49,999,761
0.192%, due 04/27/12[1]	35,000,000	34,995,988
1.375%, due 06/08/12	55,000,000	55,111,590
0.200%, due 08/06/12[2]	102,345,000	102,273,359
0.200%, due 11/15/12	95,000,000	94,998,056
Federal Home Loan Mortgage Corp.*
0.193%, due 04/07/12[1]	35,000,000	34,984,497
0.025%, due 04/18/12[2]	158,100,000	158,098,243
0.090%, due 05/25/12[2]	100,000,000	99,986,750
0.130%, due 08/14/12[2]	300,000,000	299,854,834
Federal National Mortgage Association*
0.025%, due 04/16/12[2]	53,691,000	53,690,478
0.030%, due 04/26/12[2]	100,000,000	99,998,000
0.100%, due 10/15/12[2]	50,000,000	49,972,778
US Treasury Bills
0.090%, due 04/19/12[2]	100,000,000	99,995,750
0.120%, due 04/19/12[2]	100,000,000	99,994,333
0.102%, due 05/17/12[2]	50,000,000	49,993,656
0.116%, due 05/17/12[2]	50,000,000	49,992,750
0.125%, due 08/09/12[2]	60,000,000	59,973,125
0.140%, due 08/30/12[2]	50,000,000	49,970,833
0.150%, due 09/13/12[2]	50,000,000	49,965,833
0.148%, due 09/20/12[2]	125,000,000	124,912,363
US Treasury Inflation Index Notes (TIPS)
2.000% , due 04/15/12	251,327,250	251,968,363
US Treasury Notes
1.000%, due 04/30/12	125,000,000	125,093,700
0.750%, due 05/31/12	25,000,000	25,021,591
1.500%, due 07/15/12	40,000,000	40,159,065
0.625%, due 07/31/12	20,000,000	20,033,840
4.625%, due 07/31/12	15,000,000	15,223,076
1.375%, due 11/15/12	25,000,000	25,186,022
1.375%, due 02/15/13	60,000,000	60,609,519
0.625%, due 02/28/13	15,000,000	15,056,570
Total US government and agency obligations (cost—$2,982,547,346)		2,982,547,346

Repurchase agreements—27.81%

Repurchase agreement dated 03/30/12 with Bank of America Securities, 0.020% due 04/02/12, collateralized by $362,657,900 US Treasury Notes, 1.750% to 2.250% due 03/31/14 to 11/30/17; (value—$377,400,051); proceeds: $370,000,617

	370,000,000	370,000,000

UBS RMA Money Fund Inc.

UBS RMA U.S. Government Portfolio

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements—(concluded)
Repurchase agreement dated 03/29/12 with Barclays Capital, Inc., 0.080% due 04/05/12, collateralized by $160,539,100 US Treasury Inflation Index Notes, 0.625% to 2.000% due 01/15/14 to 07/15/21; (value—$204,000,098); proceeds: $200,003,111	200,000,000	200,000,000

Repurchase agreement dated 03/30/12 with Deutsche Bank Securities, Inc., 0.050% due 04/02/12, collateralized by $70,456,400 US Treasury Notes, 2.375% due 02/28/15; (value—$74,358,004); proceeds: $72,900,304	72,900,000	72,900,000

Repurchase agreement dated 03/30/12 with Goldman Sachs & Co., 0.030% due 04/02/12, collateralized by $109,521,800 US Treasury Inflation Index Notes, 1.375% to 2.000% due 01/15/16 to 01/15/20 (value—$137,700,079); proceeds: $135,000,338	135,000,000	135,000,000

Repurchase agreement dated 03/27/12 with Goldman Sachs & Co., 0.080% due 04/02/12, collateralized by $568,291,232 US Treasury Bonds Coupon Strips, zero coupon due 02/15/15 to 11/15/39, $114,546,000 US Treasury Bond Principal Strips, zero coupon due 02/15/18 to 02/15/36 (value—$408,000,001); proceeds: $400,006,222	400,000,000	400,000,000

Repurchase agreement dated 03/30/12 with State Street Bank & Trust Co., 0.010% due 04/02/12, collateralized by $91,194 US Treasury Notes, 0.750% due 08/15/13; (value—$91,865); proceeds: $90,000	90,000	90,000

Total repurchase agreements (cost—$1,177,990,000)		1,177,990,000
Total investments (cost—$4,160,537,346 which approximates cost for federal income tax purposes)[3]—98.23%		4,160,537,346
Other assets in excess of liabilities—1.77%		74,961,271
Net assets (applicable to 4,236,018,361 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		4,235,498,617

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to the end of the last portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	2,982,547,346	—	2,982,547,346
Repurchase agreements	—	1,177,990,000	—	1,177,990,000
Total	—	4,160,537,346	—	4,160,537,346

Weighted average maturity—56 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semi-annual report to shareholders dated December 31, 2011.

Portfolio footnotes

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	Variable or floating rate security. The interest rate shown is the current rate as of March 31, 2012 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
2	Rates shown are the discount rates at date of purchase.
3

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Portfolio is performed in an effort to ensure that amortized cost approximates market value.

UBS RMA Money Fund Inc.

UBS Retirement Money Fund

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—27.88%
Federal Home Loan Bank
0.175%, due 04/02/12[1]	12,000,000	12,000,000
0.280%, due 04/02/12[1]	4,000,000	4,000,000
0.110%, due 04/02/12	16,185,000	16,185,000
0.065%, due 04/04/12[2]	20,000,000	19,999,928
0.090%, due 04/13/12[2]	10,000,000	9,999,725
0.050%, due 04/20/12[2]	20,000,000	19,999,500
0.100%, due 05/03/12[2]	15,000,000	14,998,708
0.230%, due 08/03/12[2]	15,000,000	14,988,213
Federal Home Loan Mortgage Corp.*
0.040%, due 04/04/12[1,2]	30,000,000	29,999,933
0.193%, due 04/07/12[1]	15,000,000	14,993,356
Federal National Mortgage Association*
0.030%, due 04/17/12[2]	15,000,000	14,999,813
US Treasury Bills
0.070%, due 04/12/12[2]	40,000,000	39,999,222
0.080%, due 04/19/12[2]	43,500,000	43,498,770
0.080%, due 05/03/12[2]	30,000,000	29,997,933
0.040%, due 05/10/12[2]	15,000,000	14,999,367
0.116%, due 05/17/12[2]	15,000,000	14,997,825
US Treasury Notes
1.000%, due 04/30/12	10,000,000	10,004,805
0.750%, due 05/31/12	30,000,000	30,025,363
1.875%, due 06/15/12	14,000,000	14,046,892
0.625%, due 06/30/12	20,000,000	20,027,077
Total US government and agency obligations (cost—$389,761,430)		389,761,430

Certificates of deposit—16.81%
Banking-non-US—16.81%
Bank of Montreal
0.150%, due 04/03/12	30,000,000	30,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.280%, due 04/09/12	10,000,000	10,000,000
0.480%, due 04/10/12	15,000,000	15,000,000
BNP Paribas SA
0.220%, due 04/03/12	13,000,000	13,000,000
Dnb NOR ASA
0.150%, due 04/03/12	15,000,000	15,000,000
0.130%, due 04/11/12	15,000,000	15,000,000
Mizuho Corporate Bank Ltd.
0.500%, due 04/04/12	8,000,000	8,000,151
0.180%, due 04/09/12	10,000,000	10,000,000
0.170%, due 04/23/12	15,000,000	15,000,000
National Australia Bank Ltd.
0.587%, due 04/17/12[1]	7,000,000	7,000,000
Nordea Bank Finland
0.130%, due 04/04/12	15,000,000	15,000,000
0.400%, due 06/12/12	9,000,000	9,000,000
0.400%, due 06/12/12	3,500,000	3,500,000
Royal Bank of Canada
0.325%, due 04/02/12[1]	5,500,000	5,500,000
Sumitomo Mitsui Banking Corp.
0.250%, due 04/02/12	15,000,000	15,000,000
0.150%, due 04/10/12	14,000,000	14,000,000
Swedbank AB
0.150%, due 04/02/12	15,000,000	15,000,000
0.160%, due 04/11/12	20,000,000	20,000,000
Total certificates of deposit (cost—$235,000,151)		235,000,151

UBS RMA Money Fund Inc.

UBS Retirement Money Fund

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2]—47.02%
Asset backed-banking US—1.64%
Atlantis One Funding
0.300%, due 04/03/12	10,000,000	9,999,917
0.240%, due 04/10/12	13,000,000	12,999,306
		22,999,223
Asset backed-miscellaneous—12.70%
Bryant Park Funding LLC
0.160%, due 04/09/12	15,000,000	14,999,533
Chariot Funding LLC
0.150%, due 04/23/12	20,000,000	19,998,250
Liberty Street Funding LLC
0.130%, due 04/27/12	25,000,000	24,997,743
0.130%, due 04/30/12	8,000,000	7,999,191
Market Street Funding LLC
0.230%, due 04/25/12	14,038,000	14,035,937
Regency Markets No. 1 LLC
0.200%, due 04/16/12	30,077,000	30,074,661
0.200%, due 04/25/12	2,500,000	2,499,681
Salisbury Receivables Co. LLC
0.200%, due 04/04/12	30,000,000	29,999,667
0.190%, due 04/11/12	10,000,000	9,999,525
Thunderbay Funding
0.100%, due 04/17/12	10,000,000	9,999,583
Victory Receivables Corp.
0.160%, due 04/16/12	13,000,000	12,999,191
		177,602,962
Asset backed-security—0.71%
Grampian Funding LLC
0.320%, due 04/18/12	10,000,000	9,998,578

Automobile OEM—0.45%
PACCAR Financial Corp.
0.120%, due 04/18/12	6,300,000	6,299,664

Banking-non-US—4.36%
Caisse Centrale Desjardins
0.150%, due 04/02/12	16,000,000	16,000,000
0.150%, due 04/09/12	20,000,000	19,999,417
0.160%, due 04/13/12	5,000,000	4,999,756
Commonwealth Bank of Australia
0.245%, due 04/02/12	10,000,000	10,000,000
Oversea-Chinese Banking Corp. Ltd.
0.150%, due 04/27/12	10,000,000	9,998,958
		60,998,131
Banking-US—16.74%
Barclays US Funding Corp.
0.100%, due 04/02/12	25,000,000	25,000,000
BNP Paribas Finance
0.190%, due 04/05/12	27,000,000	26,999,573
Deutsche Bank Financial LLC
0.570%, due 04/11/12	10,000,000	9,998,575

UBS RMA Money Fund Inc.

UBS Retirement Money Fund

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2]—(concluded)
Banking-US—(concluded)
ING (US) Funding LLC
0.320%, due 04/02/12	20,000,000	20,000,000
0.580%, due 04/05/12	7,000,000	6,999,662
0.160%, due 04/09/12	5,000,000	4,999,844
0.180%, due 04/13/12	10,000,000	9,999,450
Natixis US Finance Co. LLC
0.200%, due 04/02/12	15,000,000	15,000,000
Nordea N.A., Inc.
0.140%, due 04/02/12	15,000,000	15,000,000
Societe Generale N.A., Inc.
0.170%, due 04/02/12	15,000,000	15,000,000
0.180%, due 04/02/12	30,000,000	30,000,000
State Street Corp.
0.240%, due 05/11/12	15,000,000	14,996,100
Toronto-Dominion Holdings USA, Inc.
0.105%, due 04/10/12	15,000,000	14,999,650
0.130%, due 04/30/12	25,000,000	24,997,472
		233,990,326
Beverage/bottling—1.43%
PepsiCo Inc.
0.080%, due 04/02/12	20,000,000	20,000,000

Finance-noncaptive diversified—2.15%
General Electric Capital Corp.
0.140%, due 04/16/12	15,000,000	14,999,184
0.220%, due 05/09/12	15,000,000	14,996,608
		29,995,792
Insurance-life—4.69%
Massachusetts Mutual Life Insurance Co.
0.150%, due 04/19/12	23,500,000	23,498,335
MetLife Short Term Funding LLC
0.160%, due 04/05/12	15,000,000	14,999,800
0.145%, due 04/16/12	17,000,000	16,999,041
0.140%, due 04/17/12	10,000,000	9,999,417
		65,496,593
Machinery-AG & construction—0.72%
Caterpillar Financial Services Corp.
0.130%, due 04/18/12	10,000,000	9,999,422

Pharmaceuticals—1.43%
Merck & Co., Inc.
0.110%, due 04/24/12	5,000,000	4,999,664
Novartis Securities Investment Ltd.
0.110%, due 04/12/12	15,000,000	14,999,542
		19,999,206
Total commercial paper (cost—$657,379,897)		657,379,897

UBS RMA Money Fund Inc.

UBS Retirement Money Fund

Schedule of investments – March 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Short-term corporate obligations—2.40%
Banking-non-US—1.29%
Svenska Handelsbanken
0.515%, due 06/09/12[1,3]	11,000,000	11,000,000
Westpac Securities NZ Ltd.
0.413%, due 04/05/12[1,3]	7,000,000	7,000,000
		18,000,000
Banking-US—0.47%
JP Morgan Chase Bank N.A.
0.505%, due 06/12/12	6,500,000	6,500,000

Supranational—0.64%
International Finance Corp.
0.090%, due 04/10/12[2]	9,000,000	8,999,820
Total short-term corporate obligations (cost—$33,499,820)		33,499,820

Repurchase agreements—5.89%
Repurchase agreement dated 03/30/12 with Barclays Capital, Inc., 0.080% due 04/02/12, collateralized by $40,806,300 US Treasury Notes, 0.250% due 11/30/13; (value— $40,800,036); proceeds: $40,000,267	40,000,000	40,000,000

Repurchase agreement dated 03/30/12 with Deutsche Bank Securities Inc., 0.050% due 04/02/12, collateralized by $42,849,400 US Treasury Notes, 1.500% due 08/31/18; (value—$43,146,039); proceeds: $42,300,176	42,300,000	42,300,000

Repurchase agreement dated 03/30/12 with State Street Bank & Trust Co., 0.010% due 04/02/12, collateralized by $33,438 US Treasury Notes, 0.750% due 08/15/13; (value—$33,684); proceeds: $33,000	33,000	33,000
Total repurchase agreements (cost—$82,333,000)		82,333,000
Total investments (cost—$1,397,974,298 which approximates cost for federal income tax purposes)[4]—100.00%		1,397,974,298
Liabilities in excess of other assets 0.00%		(46,317)
Net assets (applicable to 1,397,926,508 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		1,397,927,981

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	389,761,430	—	389,761,430
Certificates of deposit	—	235,000,151	—	235,000,151
Commercial paper	—	657,379,897	—	657,379,897
Short-term corporate obligations	—	33,499,820	—	33,499,820
Repurchase agreements	—	82,333,000	—	82,333,000
Total	—	1,397,974,298	—	1,397,974,298

UBS RMA Money Fund Inc.

UBS Retirement Money Fund

Schedule of investments – March 31, 2012 (unaudited)

Issuer breakdown by country of origin

Percentage of total investments (%)
United States	76.5
Japan	6.2
Canada	5.5
Sweden	3.3
Norway	2.1
Finland	2.0
Australia	1.7
Switzerland	1.1
France	0.9
Singapore	0.7
Total	100.0

Weighted average maturity - 19 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semi-annual report to shareholders dated December 31, 2011

Fund footnotes

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	Variable or floating rate security. The interest rate shown is the current rate as of March 31, 2012 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
2	Rates shown are the discount rates at date of purchase.
3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.29% of net assets as of March 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Portfolio is performed in an effort to ensure that amortized cost approximates market value.

Fund acronyms

OEM	Original Equipment Manufacturer
TIPS	Treasury Inflation Indexed Securities

UBS RMA Money Fund Inc.

US generally accepted accounting principles (“GAAP”) requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between US GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosure about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosures are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Money Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 30, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	May 30, 2012